As filed with the Securities and Exchange Commission on October 15, 2012

1933 Act Registration No. 333-148082

1940 Act Registration No. 811-22154

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No.	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 50	☒

(Check appropriate box or boxes.)

Columbia ETF Trust

(Exact name of registrant as specified in charter)

225 Franklin Street

Boston, MA 02110

(Address of principal executive offices)

Registrant’s telephone number, including area code:

(800) 774-3768

With a copy to:

Christopher O. Petersen c/o Columbia Management Investment Advisers, LLC 5228 Ameriprise Financial Center Minneapolis, MN 55474	Kurt J. Decko K&L Gates LLP Four Embarcadero Center, Suite 1200 San Francisco, CA 94111
(Name and address of agent for service)

Approximate Date of Proposed Public Offering:

It is proposed that the filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)

☒	on November 14, 2012 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

The sole purpose of this filing is to delay, until November 14, 2012, the effectiveness of the Registrant’s Post-Effective Amendment No. 46 to its Registration Statement. Post-Effective Amendment No. 46 to the Trust’s Registration Statement relates to Columbia Emerging Markets Bond ETF and Columbia International Equity ETF. Parts A, B, and C of Registrant’s Post-Effective Amendment No. 46, filed on August 16, 2012, are incorporated by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, COLUMBIA ETF TRUST, certifies that it meets all of the requirements for effectiveness of this Registration Statement and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and State of Massachusetts on the 15th day of October, 2012.

COLUMBIA ETF TRUST

By

/s/ J. Kevin Connaughton
J. Kevin Connaughton
President

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 15th day of October, 2012.

Signature	Capacity	Signature	Capacity

/s/ J. Kevin Connaughton J. Kevin Connaughton	President (Principal Executive Officer)	/s/ John F. Maher* John F. Maher	Trustee

/s/ Michael G. Clarke Michael G. Clarke	Chief Financial Officer (Principal Financial Officer)	/s/ Catherine James Paglia* Catherine James Paglia	Trustee

/s/ Stephen R. Lewis, Jr.* Stephen R. Lewis, Jr.	Chair of the Board	/s/ Leroy C. Richie* Leroy C. Richie	Trustee

/s/ Kathleen A. Blatz* Kathleen A. Blatz	Trustee	/s/ Alison Taunton-Rigby* Alison Taunton-Rigby	Trustee

/s/ Pamela G. Carlton* Pamela G. Carlton	Trustee	/s/ William F. Truscott* William F. Truscott	Trustee

/s/ Patricia M. Flynn* Patricia M. Flynn	Trustee

*	Signed pursuant to Directors/Trustees Power of Attorney, dated June 1, 2011, filed electronically on or about February 29, 2012 as Exhibit (q) to Registrant’s Post-Effective Amendment No. 37 to Registration Statement No. 333-148082, by:

/s/ Joseph L. D’Alessandro
Joseph L. D’Alessandro

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